INTANGIBLE ASSETS, NET - Estimated amortization expense relating to existing intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Estimated amortization expense relating to existing intangible assets
2018	¥ 26,123
2019	22,546
2020	13,285
2021	6,495
2022	6,232
Estimated amortization expense in the next five years	74,681
Impairment losses on intangible assets	¥ 0	¥ 0
General and administrative expenses
Estimated amortization expense relating to existing intangible assets
Impairment losses on intangible assets			¥ 8,253